Long-Term Debt - 2014 Senior Notes - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Issuance of senior notes	$ 2,250,000,000
Senior notes due	Dec. 12, 2019
Redemption rate of discount notes	100.00%
2014 Senior Notes [Member]
Debt Instrument [Line Items]
Issuance of senior notes	$ 2,250,000,000
Interest rate on senior notes	6.00%
Senior notes due	Apr. 01, 2022
Aggregate principal amount of debt issued	$ 0
Notes properly tendered in cash	40.00%
Redemption rate of discount notes	100.00%
Aggregate principal amount of the outstanding 2014 Senior Notes validly tender, percentage	90.00%
2014 Senior Notes [Member] | Change of Control [Member]
Debt Instrument [Line Items]
Notes properly tendered in cash	101.00%